North Square Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.8%
	CONSUMER DISCRETIONARY - 12.9%
7,251	Burlington Stores, Inc.*	$1,427,939
11,565	Five Below, Inc.*	1,265,789
45,161	frontdoor, inc.*	1,967,665
76,166	National Vision Holdings, Inc.*	2,861,557
42,883	Ollie's Bargain Outlet Holdings, Inc.*	4,097,042
11,295	Pool Corp.	3,702,953
51,203	YETI Holdings, Inc.*	2,630,810
		17,953,755
	CONSUMER STAPLES - 7.1%
80,408	BJ's Wholesale Club Holdings, Inc.*	3,570,919
55,800	Grocery Outlet Holding Corp.*	2,295,054
163,483	Nomad Foods Ltd.*[1]	4,031,491
		9,897,464
	FINANCIALS - 2.4%
7,796	Kinsale Capital Group, Inc.	1,615,565
15,740	Palomar Holdings, Inc.*	1,768,389
		3,383,954
	HEALTH CARE - 33.7%
12,708	Acceleron Pharma, Inc.*	1,238,649
5,601	argenx SE - ADR*[1]	1,295,343
31,203	Arrowhead Pharmaceuticals, Inc.*	1,318,015
42,679	AtriCure, Inc.*	1,909,032
10,874	Axsome Therapeutics, Inc.*	797,173
11,131	Blueprint Medicines Corp.*	861,873
29,363	CONMED Corp.*	2,534,321
97,277	Heron Therapeutics, Inc.*	1,391,061
71,238	Horizon Therapeutics Plc*[1]	5,351,399
36,525	Insmed Inc.*	1,029,640
19,584	Inspire Medical Systems, Inc.*	2,339,309
5,322	Insulet Corp.*	1,161,526
18,748	LHC Group, Inc.*	3,907,833
11,372	Ligand Pharmaceuticals Inc.*	1,159,944
25,551	Livongo Health, Inc.*	3,508,152
5,104	Mesa Laboratories, Inc.	1,255,176
98,632	NeoGenomics, Inc.*	3,841,716
31,678	Omnicell, Inc.*	2,112,289
21,156	OrthoPediatrics Corp.*	1,066,262
26,474	Oyster Point Pharma, Inc.*	602,548
10,153	Penumbra, Inc.*	2,123,500
45,000	Retrophin, Inc.*	881,550
6,749	Sarepta Therapeutics, Inc.*	988,189
17,000	Schrodinger, LLC*	1,027,820
44,600	Veracyte, Inc.*	1,485,626
18,390	Zogenix, Inc.*	435,291
80,035	Zynex Inc.*	1,184,518
		46,807,755

		INDUSTRIALS - 14.5%
67,299		Casella Waste Systems, Inc. - Class A*	3,778,839
48,451		Colfax Corp.*	1,612,449
48,058		Construction Partners, Inc. - Class A*	898,204
38,765		Cubic Corp.	1,825,056
20,658		John Bean Technologies Corp.	2,117,651
25,217		Mercury Systems, Inc.*	1,909,936
12,247		RBC Bearings, Inc.*	1,617,094
17,405		Saia, Inc.*	2,335,751
20,238		SiteOne Landscape Supply, Inc.*	2,530,762
17,900		Vicor Corp.*	1,557,837
			20,183,579
		INFORMATION TECHNOLOGY - 23.2%
35,180		Cerence Inc.*	1,871,576
47,320		The Descartes Systems Group Inc.*[1]	2,884,154
35,573		Envestnet, Inc.*	2,952,203
9,296		EPAM Systems, Inc.*	3,040,722
17,974		Euronet Worldwide, Inc.*	1,858,152
19,209		Everbridge, Inc.*	2,854,650
29,673		Five9, Inc.*	3,781,527
72,430		Lattice Semiconductor Corp.*	2,071,498
11,516		Littelfuse, Inc.*	2,082,554
55,667		Perficient, Inc.*	2,388,671
71,658		Repay Holdings Corp.*	1,812,947
56,891		Upland Software Inc.*	2,231,265
15,306		WEX Inc.*	2,444,521
			32,274,440
		TOTAL COMMON STOCKS
		(Cost $84,359,809)	130,500,947

		REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
18,258		CoreSite Realty Corp.	2,235,692
48,057		Terreno Realty Corp.	2,866,119
		TOTAL REITS
		(Cost $3,964,097)	5,101,811

		SHORT-TERM INVESTMENT - 2.7%
3,825,326		First American Treasury Obligations Fund - Class X, 0.07%[2]	3,825,326
		TOTAL SHORT-TERM INVESTMENT
		(Cost $3,825,326)	3,825,326

		TOTAL INVESTMENTS - 100.2%
		(Cost $92,149,232)	139,428,084
		Liabilities in Excess of Other Assets - (0.2)%	(301,546)
		TOTAL NET ASSETS - 100.0%	$139,126,538

		ADR - American Depositary Receipt
		PLC - Public Limited Company

	*	Non-Income producing security.
	[1]	Foreign security denominated in U.S. Dollars.
	[2]	The rate is the annualized seven-day yield at period end.

		The cost basis of investments for federal income tax purposes at August 31, 2020 was as follows*:
		Cost of investments	$92,149,232
		Gross unrealized appreciation	51,350,824
		Gross unrealized depreciation	(4,071,972)
		Net unrealized appreciation on investments	$47,278,852

		*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not
		reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please
		refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments.

North Square Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Security Type/Sector	Total Net Assets
Common Stocks
Health Care	33.7%
Information Technology	23.2%
Industrials	14.5%
Consumer Discretionary	12.9%
Consumer Staples	7.1%
Financials	2.4%
Total Common Stocks	93.8%
REITs	3.7%
Short-Term Investment	2.7%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

North Square Oak Ridge Small Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of August 31, 2020 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$130,500,947	$-	$-	$130,500,947
REITs	5,101,811	-	-	5,101,811
Short-Term Investment	3,825,326	-	-	3,825,326
Total Investments	$139,428,084	$-	$-	$139,428,084

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.